Federated Hermes Short-Term Income Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—45.7%
		Basic Industry - Metals & Mining—0.2%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,850,069
		Capital Goods - Aerospace & Defense—1.5%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	6,862,635
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,102,075
1,920,000	[1]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,858,208
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	4,878,268
7,500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	7,662,600
8,000,000	[1]	Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	7,921,410
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,502,193
		TOTAL	34,787,389
		Capital Goods - Construction Machinery—0.7%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,171,668
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,929,520
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.250%, 10/11/2024	2,102,536
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,504,912
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,858,454
		TOTAL	15,567,090
		Capital Goods - Diversified Manufacturing—0.7%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,040,499
2,600,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,600,758
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,227,479
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,991,328
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	755,760
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,748,404
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,409,058
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,624,788
		TOTAL	16,398,074
		Communications - Cable & Satellite—0.4%
10,335,000	[2]	Comcast Corp., Sr. Unsecd. Note, 0.871% (3-month USLIBOR +0.630%), 4/15/2024	10,442,898
		Communications - Media & Entertainment—0.3%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,818,631
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,957,369
		TOTAL	7,776,000
		Communications - Telecom Wireless—0.7%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,660,319
10,000,000	[1,2]	Vodafone Group PLC, Sr. Unsecd. Note, 1.231% (3-month USLIBOR +0.990%), 1/16/2024	10,119,056
		TOTAL	17,779,375
		Communications - Telecom Wirelines—0.8%
960,000		AT&T, Inc., Sr. Unsecd. Note, 0.690%, 3/25/2024	959,629
4,000,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 1.381% (3-month USLIBOR +1.180%), 6/12/2024	4,078,767
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.839%, 3/20/2026	5,030,829
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	9,877,265
		TOTAL	19,946,490
		Consumer Cyclical - Automotive—4.0%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,948,993

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	$ 4,952,158
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,443,329
4,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,208,532
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,005,063
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 0.799%, 12/13/2024	6,011,175
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,865,507
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.670%, 10/15/2024	4,998,234
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.089%, 2/26/2027	5,018,256
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,167,399
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,862,485
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,871,837
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	2,996,466
13,635,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	13,236,676
4,250,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	4,094,026
7,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.370%, 1/13/2025	7,001,995
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 6/13/2023	5,001,035
3,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.150%, 5/26/2022	3,004,115
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,900,477
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,045,056
		TOTAL	95,632,814
		Consumer Cyclical - Retailers—0.0%
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,002,529
		Consumer Cyclical - Services—0.8%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	9,791,981
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,927,192
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,724,361
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,803,925
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,694,193
		TOTAL	19,941,652
		Consumer Non-Cyclical - Food/Beverage—1.6%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,261,187
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,445,231
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,581,670
1,390,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 1.249% (3-month USLIBOR +1.010%), 10/17/2023	1,408,181
1,110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	1,107,132
4,190,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	4,046,512
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,430,104
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,054,731
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,447,463
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,972,609
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,437,079
		TOTAL	37,191,899
		Consumer Non-Cyclical - Health Care—1.2%
4,500,000	[2]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.210% (3-month USLIBOR +1.030%), 6/6/2022	4,513,709
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,315,870
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,456,656
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,013,652
6,650,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 0.580%, 10/18/2024	6,654,232
		TOTAL	27,954,119

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
$ 4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	$ 4,474,916
5,000,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 0.821% (3-month USLIBOR +0.620%), 6/10/2022	5,007,812
4,550,000	[2]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.213% (3-month USLIBOR +1.010%), 12/15/2023	4,588,817
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,750,423
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,787,572
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,970,164
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,445,248
3,941,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	3,900,009
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,445,156
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,681,056
		TOTAL	37,051,173
		Consumer Non-Cyclical - Products—0.1%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,575,455
		Consumer Non-Cyclical - Tobacco—0.4%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,397,748
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,634,207
		TOTAL	9,031,955
		Energy - Independent—0.5%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,548,364
2,675,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	2,623,767
		TOTAL	12,172,131
		Energy - Integrated—0.9%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,309,536
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,597,339
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,897,238
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,701,178
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,702,564
		TOTAL	20,207,855
		Energy - Midstream—0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,584,165
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,200,000
6,000,000	[2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.519% (3-month USLIBOR +1.280%), 1/15/2023	6,049,002
		TOTAL	11,833,167
		Energy - Oil Field Services—0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,465,173
		Energy - Refining—1.1%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,612,473
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	11,989,643
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	6,011,792
		TOTAL	26,613,908
		Financial Institution - Banking—14.0%
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,798,367
2,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.650% (3-month USLIBOR +0.490%), 11/21/2022	2,007,399
9,000,000	[2]	Bank of America Corp., Sr. Unsecd. Note, 1.259% (3-month USLIBOR +1.000%), 4/24/2023	9,015,240
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	4,062,066
2,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.593%, 5/28/2024	2,501,500
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,958,324
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,548,261
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,031,238

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	$ 9,816,757
5,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.370%, 7/9/2024	4,985,873
2,500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 0.250%, 10/25/2024	2,494,004
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,889,638
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,017,210
5,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.860%, 1/27/2027	5,026,023
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,829,650
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,850,454
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,021,155
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,225,363
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	5,319,351
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.470%, 10/18/2024	4,997,943
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,902,273
3,260,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.849%, 3/17/2023	3,280,022
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	1,988,907
1,155,000		Citigroup, Inc., Sr. Unsecd. Note, 0.744%, 1/25/2026	1,158,467
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.981%, 5/1/2025	4,898,242
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,864,020
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,991,500
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,478,387
6,835,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450%, 7/7/2025	6,841,610
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,846,426
5,000,000	[2]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 0.429% (SOFR +0.380%), 8/9/2023	5,001,902
760,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	765,996
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,332,634
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.479%, 3/8/2023	4,000,322
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.669%, 12/6/2023	3,004,079
2,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.914% (3-month USLIBOR +0.750%), 2/23/2023	2,010,652
4,090,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.970%, 10/21/2027	4,094,445
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.169%, 2/24/2028	3,775,772
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,484,909
10,000,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.160% (3-month USLIBOR +1.000%), 5/18/2024	10,096,716
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,515,714
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,095,832
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,625,081
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,102,495
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.649%, 12/10/2025	5,010,025
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.814%, 9/22/2027	2,502,638
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	4,773,564
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,009,120
3,000,000	[2]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.770% (3-month USLIBOR +0.610%), 5/18/2022	3,003,583
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,930,694
2,140,000		Morgan Stanley, Sr. Unsecd. Note, 0.675%, 1/24/2025	2,146,199
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	2,976,531
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	683,968
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	2,975,575
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,845,261
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	868,360
1,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.759%, 12/9/2022	1,476,227
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,475,637

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	$ 4,157,875
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,879,255
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,580,719
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,305,318
6,000,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.810%, 9/29/2026	6,035,963
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,864,975
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,281,377
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 0.410%, 7/29/2024	4,999,372
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,899,741
4,000,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.862% (3-month USLIBOR +0.730%), 2/1/2022	4,000,000
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,874,886
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	7,628,487
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,162,336
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,609,466
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	886,390
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,934,564
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,215,323
13,453,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.449%, 6/9/2025	13,419,524
8,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.409%, 2/9/2024	7,991,347
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,929,354
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,003,951
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,440,196
5,000,000	[2]	Westpac Banking Corp., Sr. Unsecd. Note, 0.806% (3-month USLIBOR +0.570%), 1/11/2023	5,025,451
		TOTAL	332,355,471
		Financial Institution - Finance Companies—1.1%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,958,089
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,496,968
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,924,690
4,750,000	[2]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.553% (3-month USLIBOR +0.350%), 12/15/2022	4,749,079
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,507,843
		TOTAL	25,636,669
		Financial Institution - Insurance - Health—0.4%
5,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	4,961,320
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,699,688
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,953,841
		TOTAL	9,614,849
		Financial Institution - Insurance - Life—2.5%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,760,480
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,861,198
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,252,282
10,000,000		MassMutual Global Funding II, Sec. Fac. Bond, 144A, 0.320%, 10/21/2024	10,004,111
5,000,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,895,658
1,190,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,195,018
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,422,386
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,258,680
5,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.380%, 1/14/2025	5,006,680
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	2,958,695
3,000,000	[2]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.721% (3-month USLIBOR +0.520%), 6/10/2022	3,004,718
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,318,614
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,941,341

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 3,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.429%, 8/23/2024	$ 3,004,240
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	10,159,722
		TOTAL	59,043,823
		Financial Institution - Insurance - P&C—0.3%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	7,300,216
1,000,000	[2]	HSB Group, Inc., Company Guarantee, Series B, 1.151% (3-month USLIBOR +0.910%), 7/15/2027	906,104
		TOTAL	8,206,320
		Technology—1.8%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	5,985,139
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,294,028
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,209,271
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	1,537,513
2,500,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	2,616,652
2,985,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	3,321,149
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,624,521
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,015,811
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,608,308
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,266,913
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	12,066,141
		TOTAL	42,545,446
		Transportation - Airlines—0.2%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,592,710
		Transportation - Railroads—0.3%
7,730,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	7,635,470
		Transportation - Services—0.5%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,454,756
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,038,549
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,655,139
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,117,048
		TOTAL	11,265,492
		Utility - Electric—4.9%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,513,938
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,763,127
4,670,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.797% (3-month USLIBOR +0.480%), 11/1/2023	4,670,415
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,909,051
6,315,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	6,177,183
4,361,000	[2]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.673% (3-month USLIBOR +0.500%), 3/2/2023	4,362,713
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.699%, 5/13/2024	3,750,194
6,755,000	[2]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.733% (3-month USLIBOR +0.530%), 9/15/2023	6,758,761
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	4,483,835
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	8,212,553
4,700,000		EverSource Energy, Sr. Unsecd. Note, Series T, 0.299%, 8/15/2023	4,699,638
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,015,316
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,221,861
2,625,000		Florida Power & Light Co., Sr. Unsecd. Note, 0.430%, 1/12/2024	2,626,461
3,530,000		Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.350%, 6/28/2024	3,505,722
7,370,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 0.380%, 10/18/2024	7,368,983
5,005,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.430% (3-month USLIBOR +0.270%), 2/22/2023	5,005,735
1,430,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.589%, 3/1/2023	1,432,558
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,384,577

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	$ 5,839,127
2,995,000		PPL Electric Utilities Corp., 0.380%, 6/24/2024	2,994,097
7,145,000	[2]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.470% (3-month USLIBOR +0.250%), 9/28/2023	7,130,862
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,494,970
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,886,143
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	7,874,313
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,809,314
		TOTAL	116,891,447
		Utility - Natural Gas—1.4%
2,775,000		Enbridge, Inc., Sr. Unsecd. Note, 0.449%, 2/17/2023	2,774,251
5,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	5,178,189
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	7,627,068
10,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	9,831,093
1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	1,505,087
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,337,207
		TOTAL	34,252,895
		Utility - Natural Gas Distributor—0.2%
3,830,000	[2]	Southern California Gas Co., Sr. Unsecd. Note, 0.548% (3-month USLIBOR +0.350%), 9/14/2023	3,827,947
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,094,790,567)	1,088,089,754
		ASSET-BACKED SECURITIES—42.0%
		Auto Receivables—23.1%
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	3,003,652
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,007,202
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,748,299
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,987,078
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,983,467
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,393,864
12,400,000		BMW VEHICLE LEASE TRUST 2021-2 A4, Class A4, 0.430%, 1/27/2025	12,160,952
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,270,947
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,292,685
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,284,238
5,750,000		Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,597,666
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,068,199
7,250,000		CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	7,261,464
6,000,000		CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	6,010,016
1,977,276		Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	1,977,762
2,100,000		Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	2,100,107
3,485,573		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	3,472,802
4,475,683		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	4,435,347
1,220,641		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	1,215,383
4,263,705		Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	4,219,581
3,800,001		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	3,809,359
6,000,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,093,959
4,280,000		Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,266,626
8,000,000		Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	7,908,384
10,000,000		Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	9,802,417
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,926,896
2,825,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,841,575
4,750,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,754,017

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 3,175,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	$ 3,193,343
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,378,103
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,881,738
18,800,000	Ford Credit Auto Lease Trust 2021-B, Class C, 0.900%, 5/15/2026	18,473,028
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,024,868
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,046,313
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	2,019,481
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,932,742
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,949,801
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,928,889
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	5,007,496
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,919,021
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,946,000
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,476,913
5,500,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	5,451,709
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,724,267
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,491,331
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,662,190
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	10,029,826
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,196,882
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,456,879
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,908,257
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,043,779
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,975,085
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,740,046
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,100,560
5,000,000	GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	4,960,410
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,917,142
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,896,802
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,991,622
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,790,183
6,685,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,735,903
8,500,000	Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	8,299,659
8,000,000	Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,821,664
5,000,000	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,052,384
1,086,340	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	1,093,179
3,000,000	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,022,487
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	1,991,291
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,078,590
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,521,682
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,032,428
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,988,302
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,836,861
4,350,000	NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,395,374
7,000,000	NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	7,025,180
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,796,245
4,038,787	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 2.695%, 12/15/2031	4,021,869
1,425,454	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	1,419,590
3,750,000	Santander Consumer Auto Receivables 2021-AA, Class B, 0.710%, 8/17/2026	3,662,742
540,000	Santander Consumer Auto Receivables 2021-AA, Class C, 1.030%, 11/16/2026	528,045

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	$ 2,013,918
1,630,515		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	1,637,090
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,087,299
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,310,153
12,000,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	12,017,724
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,162,623
15,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	14,866,117
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	9,863,569
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,865,677
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,538,102
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,551,009
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,222,149
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,718,450
5,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,908,985
6,400,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,292,348
14,000,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,740,519
13,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,740,584
111,353		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	111,573
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,104,173
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,887,410
6,330,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,348,479
6,220,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	6,096,503
9,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	9,214,762
1,344,857		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	1,352,910
825,739		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	829,595
4,941,781		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	4,930,475
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,014,510
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,029,241
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,432,582
1,000,000		World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,007,246
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,942,081
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,753,672
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,469,750
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,694,474
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,332,459
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,988,451
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,013,996
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,033,139
2,440,038		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	2,447,195
246,319		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	246,366
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,988,909
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,741,192
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,408,926
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,481,597
		TOTAL	551,170,107
		Credit Card—6.7%
9,914,000	[2]	American Express Credit Account Master Trust 2018-5, Class B, 0.653% (1-month USLIBOR +0.550%), 12/15/2025	9,952,698
3,000,000	[2]	American Express Credit Account Master Trust 2018-7, Class B, 0.673% (1-month USLIBOR +0.570%), 2/17/2026	3,014,075
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,049,169
8,150,000		Bank of America Credit Card Trust 2021-A1, Class A, 0.440%, 9/15/2026	7,984,601

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	$ 3,723,274
14,400,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	14,138,792
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,884,537
7,000,000	[2]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.442% (1-month USLIBOR +0.340%), 6/7/2025	7,021,825
5,000,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.466% (1-month USLIBOR +0.360%), 4/15/2025	5,011,317
13,800,000	[2]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.496% (1-month USLIBOR +0.390%), 3/15/2026	13,859,451
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,916,827
13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	13,264,168
7,700,000	[2]	Golden Credit Card Trust 2017-4A, Class A, 0.623% (1-month USLIBOR +0.520%), 7/15/2024	7,714,659
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,781,935
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,923,758
4,000,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	4,001,738
2,000,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	2,000,957
1,500,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.599% (1-month USLIBOR +0.490%), 7/21/2024	1,503,359
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,594,268
4,082,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	4,131,507
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,318,429
20,000,000		Master Credit Card Trust 2021-1A, Class A, 0.530%, 11/21/2025	19,552,324
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,397,310
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,350,312
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,361,865
		TOTAL	158,453,155
		Equipment Lease—4.1%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,080,783
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,070,049
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,225,870
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	9,100,511
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,004,401
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,267,737
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,581,037
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	999,497
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,009,994
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,936,585
4,431,408		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,486,139
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,043,592
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,075,698
761,904		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	765,869
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,524,419
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,261,715
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	7,051,008
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,564,180
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,912,142
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,830,830
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,739,172
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,847,546
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,600,207
1,857,462		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,871,010
872,496		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	872,486
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,181,633

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	$ 3,699,271
		TOTAL	97,603,381
		Home Equity Loan—0.0%
7,312	[2]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.590% (1-month USLIBOR +0.480%), 1/15/2028	6,356
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	176,735
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	183,091
		Other—7.4%
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,024,451
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,859,233
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	997,836
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,010,479
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,914,052
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,961,954
17,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	16,627,113
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,070,540
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,141,472
1,026,000	[2]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.783% (1-month USLIBOR +0.680%), 10/25/2035	1,016,021
4,037,165		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	4,120,931
3,515,224		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,488,682
2,682,577		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	2,659,776
7,998,536		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	7,830,866
4,000,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.058% (1-month USLIBOR +0.950%), 7/25/2025	4,007,082
3,480,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class C, 2.258% (1-month USLIBOR +2.150%), 7/25/2025	3,498,218
1,318,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.008% (1-month USLIBOR +2.900%), 7/25/2025	1,320,542
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,325,498
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,965,542
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,997,841
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,086,566
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,520,877
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,907,252
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,962,384
17,500,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	17,104,204
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,453,446
1,235,465		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,266,829
2,417,555		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,405,586
182,583	[2]	Social Professional Loan Program LLC 2017-A, Class A1, 0.808% (1-month USLIBOR +0.700%), 3/26/2040	182,649
60,425	[2]	Social Professional Loan Program LLC 2017-E, Class A1, 0.608% (1-month USLIBOR +0.500%), 11/26/2040	60,423
146,762	[2]	Social Professional Loan Program LLC 2018-A, Class A1, 0.458% (1-month USLIBOR +0.350%), 2/25/2042	146,617
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,020,337
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,211,526
1,398,869	[2]	State Board of Regents of the State of Utah 2016-1, Class A, 0.858% (1-month USLIBOR +0.750%), 9/25/2056	1,396,983
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	13,318,525
3,250,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	3,256,757
1,750,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	1,752,612
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,030,257
977,066		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	984,873
2,057,489		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	2,074,268
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,587,361
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,286,292

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	$ 6,437,869
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	10,086,541
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,952,544
		TOTAL	177,331,707
		Student Loans—0.7%
16,116,977	[2]	Nelnet Student Loan Trust 2021-DA, Class AFL, 0.794% (1-month USLIBOR +0.690%), 4/20/2062	16,116,874
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,008,982,526)	1,000,858,315
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
		Federal Home Loan Mortgage Corporation—2.1%
202		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	206
4,989		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	5,412
19,589		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	20,231
13,196		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	13,708
6,179		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	6,389
416,736	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.406% (1-month USLIBOR +0.300%), 2/15/2036	417,634
46,509	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.566% (1-month USLIBOR +0.460%), 2/15/2034	46,867
121,061	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.506% (1-month USLIBOR +0.400%), 7/15/2036	122,260
56,284	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.856% (1-month USLIBOR +0.750%), 7/15/2036	57,464
220,365	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.016% (1-month USLIBOR +0.910%), 7/15/2037	225,556
5,621,883	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.436% (1-month USLIBOR +0.330%), 4/15/2041	5,651,836
8,598,267		Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.350%, 4/25/2041	8,613,537
10,276,431		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 3/25/2053	10,035,489
8,903,331	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.361% (1-month USLIBOR +0.260%), 11/25/2030	8,908,780
16,819,037	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.300% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	16,807,274
82,510		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	99,432
		TOTAL	51,032,075
		Federal National Mortgage Association—0.5%
604		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	615
1,578	[2]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	1,629
175	[2]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%, Floor 4.000%), 10/25/2023	173
553		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	566
42,468		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	45,806
27,098	[2]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.608% (1-month USLIBOR +0.500%), 9/25/2032	27,389
4,349		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	4,486
98,934	[2]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.538% (1-month USLIBOR +0.430%), 6/25/2036	99,596
488,859	[2]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.558% (1-month USLIBOR +0.450%), 7/25/2037	494,508
63,087	[2]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.108% (1-month USLIBOR +1.000%), 6/25/2037	64,802
1,663	[2]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.908% (1-month USLIBOR +0.800%), 5/25/2039	1,664
11,036	[2]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.608% (1-month USLIBOR +0.500%), 8/25/2039	11,159
142,192	[2]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.958% (1-month USLIBOR +0.850%), 4/25/2037	145,714
213,653	[2]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.648% (1-month USLIBOR +0.540%), 7/25/2037	216,797
143,419	[2]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.558% (1-month USLIBOR +0.450%), 3/25/2041	144,540
1,137,922	[2]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.508% (1-month USLIBOR +0.400%), 2/25/2042	1,148,790
3,856,588	[2]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.458% (1-month USLIBOR +0.350%), 5/25/2046	3,883,785
931,504	[2]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.458% (1-month USLIBOR +0.350%), 4/25/2047	935,755
4,734,989	[2]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.408% (1-month USLIBOR +0.300%), 10/25/2060	4,749,577

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 31		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	$ 31
		TOTAL	11,977,382
		Government National Mortgage Association—0.2%
1,795,680	[2]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.644% (1-month USLIBOR +0.540%), 7/20/2063	1,799,833
2,211,666	[2]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.654% (1-month USLIBOR +0.550%), 7/20/2063	2,215,609
		TOTAL	4,015,442
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $67,245,835)	67,024,899
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.9%
		Commercial Mortgage—1.9%
5,000,000	[2]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.356% (1-month USLIBOR +1.250%), 7/15/2035	4,990,635
10,000,000	[2]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.506% (1-month USLIBOR +1.400%), 11/15/2036	9,993,750
4,000,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.133% (1-month USLIBOR +1.030%), 12/19/2030	3,994,999
8,550,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.453% (1-month USLIBOR +1.350%), 12/19/2030	8,528,643
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	12,113,664
4,683,809	[2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.894% (1-month USLIBOR +0.790%), 4/10/2046	4,664,404
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,134,775)	44,286,095
		U.S. TREASURY—1.7%
		U.S. Treasury Notes—1.7%
40,000,000	[4]	United States Treasury Notes, 2.125%, 2/29/2024 (IDENTIFIED COST $39,839,558)	40,757,796
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.6%
		Non-Agency Mortgage—0.6%
2,787		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.586%, 3/25/2033	2,782
3,266		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	3,313
1,565,205	[2]	Gosforth Funding PLC 2018-1A, Class A1, 0.628% (3-month USLIBOR +0.450%), 8/25/2060	1,566,238
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,032,916
119,056		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 7.955%, 9/25/2034	86,355
703,682		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	702,256
557,499		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	557,778
6,776,000	[2]	Silverstone Master Issuer 2018-1A, Class 1A, 0.645% (3-month USLIBOR +0.390%), 1/21/2070	6,778,344
31,069		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	32,187
212,863	[2]	Washington Mutual 2006-AR15, Class 1A, 0.927% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	207,491
236,801	[2]	Washington Mutual 2006-AR17, Class 1A, 0.903% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	224,866
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,211,501)	14,194,526
	[2]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
195,800		FHLMC ARM, 2.160%, 3/1/2033	204,906
1,553		FHLMC ARM, 5.342%, 11/1/2030	1,695
		TOTAL	206,601
		Federal National Mortgage Association—0.0%
246,960		FNMA ARM, 1.475%, 8/1/2033	251,019
87,650		FNMA ARM, 1.487%, 5/1/2040	89,459
19,164		FNMA ARM, 1.488%, 5/1/2040	19,565
10,779		FNMA ARM, 2.013%, 10/1/2027	10,945
93,731		FNMA ARM, 2.048%, 4/1/2028	95,416

Principal Amount or Shares			Value
	[2]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association—continued
$ 188,023		FNMA ARM, 2.445%, 5/1/2034	$ 195,890
		TOTAL	662,294
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $852,294)	868,895
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
37,476		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	43,521
		Government National Mortgage Association—0.0%
2,004		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	2,068
1,744		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	1,872
		TOTAL	3,940
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $43,427)	47,461
		INVESTMENT COMPANIES—5.7%
11,284,629		Bank Loan Core Fund	108,445,290
2,116,538		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	2,116,538
25,204,857		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[5]	25,202,336
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $135,553,899)	135,764,164
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $2,405,654,382)	2,391,891,905
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(9,024,336)
		TOTAL NET ASSETS—100%	$2,382,867,569
At January 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[7]United States Treasury Notes 2-Year Short Futures	750	$162,492,188	March 2022	$1,366,346
[7]United States Treasury Notes 5-Year Short Futures	400	$47,681,250	March 2022	$617,668
[7]United States Treasury Note 10-Year Short Futures	100	$12,796,875	March 2022	$153,681
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,137,695
The average notional value of short futures contracts held by the Fund throughout the period was $87,676,485. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Affiliates	Value as of 4/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income
Bank Loan Core Fund	$44,404,012	$64,464,576	$—	$(423,298)	$—	$108,445,290	11,284,629	$2,214,536
Federated Hermes Government Obligations Fund, Premier Shares*	$2,972,550	$32,864,913	$(33,720,925)	N/A	N/A	$2,116,538	2,116,538	$1,046
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$187,406,259	$658,971,585	$(821,137,391)	$9,526	$(47,643)	$25,202,336	25,204,857	$30,075
High Yield Bond Core Fund	$49,922,639	$1,669,009	$(51,186,956)	$(1,721,816)	$1,317,124	$—	—	$1,669,049
Mortgage Core Fund	$34,331,273	$486,386	$(33,737,263)	$703,338	$(1,783,734)	$—	—	$506,566
TOTAL OF AFFILIATED TRANSACTIONS	$319,036,733	$758,456,469	$(939,782,535)	$(1,432,250)	$(514,253)	$135,764,164	38,606,024	$4,421,272

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,068,959	$2,116,538

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,088,089,754	$—	$1,088,089,754
Asset-Backed Securities	—	1,000,858,315	0	1,000,858,315
Collateralized Mortgage Obligations	—	67,024,899	—	67,024,899
Commercial Mortgage-Backed Securities	—	44,286,095	—	44,286,095
U.S. Treasury	—	40,757,796	—	40,757,796
Non-Agency Mortgage-Backed Securities	—	14,194,526	—	14,194,526
Adjustable Rate Mortgages	—	868,895	—	868,895
Mortgage-Backed Securities	—	47,461	—	47,461
Investment Companies	135,764,164	—	—	135,764,164
TOTAL SECURITIES	$135,764,164	$2,256,127,741	$0	$2,391,891,905
Other Financial Instruments:[1]
Assets	$2,137,695	$—	$—	$2,137,695
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,137,695	$—	$—	$2,137,695

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate